ACQUISITION Acquisition (Details) $ / shares in Units, $ in Millions			3 Months Ended								7 Months Ended	12 Months Ended
	Nov. 01, 2015 USD ($) store	Jul. 06, 2015 USD ($) $ / shares shares	Jan. 30, 2016 USD ($)	Oct. 31, 2015 USD ($)	Aug. 01, 2015 USD ($)	May. 02, 2015 USD ($)	Jan. 31, 2015 USD ($)	Nov. 01, 2014 USD ($)	Aug. 02, 2014 USD ($)	May. 03, 2014 USD ($)	Jan. 30, 2016 USD ($)	Jan. 30, 2016 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares	Feb. 01, 2014 USD ($)
Business Acquisition [Line Items]
Cost of sales												$ 10,841.7	$ 5,568.2	$ 5,050.5
Net sales			$ 5,365.3	$ 4,945.2	$ 3,011.2	$ 2,176.7	$ 2,475.6	$ 2,095.2	$ 2,031.1	$ 2,000.3		15,498.4	8,602.2	7,840.3
Business Combination, Initial Accounting Incomplete, Adjustment, Taxes Receivable											$ 32.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed Taxes Receivable			32.9								32.9	32.9
Goodwill			5,021.7				164.6				5,021.7	5,021.7	164.6
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets											0.4
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable												0.0	0.0	0.0
Payments to Acquire Businesses, Gross												6,527.7		0.0
Operating Income (Loss)			469.7	$ 223.7	$ 123.4	$ 232.8	$ 383.6	$ 219.7	$ 205.0	$ 231.9		$ 1,049.7	1,040.2	$ 970.3
Number of separately identified Intangible assets acquired												3
Number of separately identified intangible liabilities acquired												1
Inventory Write-down											73.0
Finite-Lived Intangible Assets, Purchase Accounting Adjustments											156.8
Business Combination, Integration Related Costs											13.4
Business combination, Restructuring Costs												$ 90.1
Family Dollar [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue												20,168.3	19,225.2
Net sales											6,162.0
Amortization of Intangible Assets												45.3
Number of Stores Required for Divestiture that Were Already Opened	325
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 307.4	305.3								305.3	305.3
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Cash And Cash Equivalents											(2.1)
Business Acquisition, Share Price | $ / shares		$ 59.60
Business Combination, Acquisition Related Costs												39.2	28.5
Business Combination, Consideration Transferred												$ 6,800.0
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares												28,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 2,300.0
Number of stores required for divestiture	330
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities		4.0	4.0								4.0	$ 4.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		71.4	71.1								71.1	71.1
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Accounts Receivable											(0.3)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		1,764.5	1,765.5								1,765.5	1,765.5
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory											1.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		94.2	100.1								100.1	100.1
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Current Assets											5.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,912.8	1,893.3								1,893.3	1,893.3
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment											(19.5)
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets held for Sale, Not part of disposal group, noncurrent		0.0	10.1								10.1	10.1
Business Combination, Provisional Information Initial Accounting Incomplete Adjustment, Assets Held For Sale, Not Part of Disposal Group, Non Current											10.1
Goodwill		4,819.0	4,859.9								4,859.9	4,859.9
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Goodwill											40.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		3,570.3	3,570.4								3,570.4	3,570.4
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles											0.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		77.7	78.1								78.1	78.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		(485.2)	(497.0)								(497.0)	(497.0)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Long-Term Debt											(11.8)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		(633.4)	(635.2)								(635.2)	(635.2)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Accounts Payable											(1.8)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		(550.4)	(563.4)								(563.4)	(563.4)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Current Liabilities											(13.0)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent		(1,644.7)	(1,618.4)								(1,618.4)	(1,618.4)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Tax Liabilities											26.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		(202.2)	(253.6)								(253.6)	(253.6)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Liabilities											(51.4)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		9,105.4	$ 9,123.1								9,123.1	9,123.1
Business Combination, Initial Accounting Incomplete, Adjustment, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net											17.7
Cash Acquired from Acquisition		(307.4)									(305.3)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred											2.1
Business Combination, Consideration Transferred, Net of Cash Acquired		8,798.0									8,817.8
Business Combination, Provisional Information, Initial Accounting Incomplete. net of cash acquired											19.8
Payments to Acquire Businesses, Gross		6,525.6									6,527.7
Operating Income (Loss)	$ 45.5										30.8
Number of Stores Included In Divestiture With Guaranteed Payments | store	316
Indefinite-lived Intangible Assets Acquired												3,100.0
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		629.2
Off-market Lease, Unfavorable		$ 164.3
Finite-lived Intangible Assets Acquired												5.5
Business Acquisition, Pro Forma Net Income (Loss)												$ 571.4	$ 634.0
Business Acquisition, Pro Forma Earnings Per Share, Basic | $ / shares												$ 2.43	$ 2.70
Business Acquisition, Pro Forma Earnings Per Share, Diluted | $ / shares												$ 2.42	$ 2.69
Minimum [Member] | Family Dollar [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted | shares		0.2484
Private Placement [Member] | Family Dollar [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		$ 185.2
Senior Notes [Member] | Family Dollar [Member]
Business Acquisition [Line Items]
Senior Notes		311.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		$ (300.0)
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Cost of sales												$ (48.3)
Stock Compensation Plan [Member] | Family Dollar [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred											(17.7)
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 0.0									(17.7)
Common Stock [Member] | Family Dollar [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred											0.0
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ (2,272.4)									$ (2,272.4)